Commitments - Additional Information (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Commitments [Line Items]
Future capital expenditure commitments outstanding	$ 0	$ 0
Non-cancellable purchase commitments related to raw materials, manufacturing agreements and other goods and services	9,100,000
Other purchase commitments	0
Manufacturing Service Agreement
Commitments [Line Items]
Minimum financial commitment reduction amount	12,200,000
Minimum financial commitment reduction amount on lease component	1,100,000
Minimum financial commitment reduction amount on non lease component	11,100,000
Lonza Bioscience Singapore Pte Ltd | Manufacturing Service Agreement
Commitments [Line Items]
Minimum remaining financial commitment of non-lease component on exercise of option to extend non-cancellable term	16,800,000
Minimum financial commitment of lease component on exercise of option to extend non-cancellable term	$ 3,000,000